UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                                   COVER PAGE

                    Filing for Quarter-Ending: March 31, 2003

 Check here if Amendment:   (  )
 Amendment Number:
 This Amendment:            (  )  is a reinstatement
                            (  )  adds new holdings entries

 Institutional Investment Manager Filing this Report:

 Name:                                      Croft-Leominster, Inc.
 Address:                                   300 Water Street, 4th floor
                                            Baltimore, MD  21202

Form 13-F File Number:                      28-03999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                                      Carla Reedinger
Title:                                     Assistant Vice President
Phone:                                     410-576-0100

Signature, Place, and Date of Signing:

                       Baltimore, Maryland         5/13/03
-------------------    -------------------       ------------
     Signature             City, State               Date


Report Type (Check only one):

(X)  13F Holdings Report             Check here if all holdings of this
                                     reporting manager are reported in this
                                     report.
( )  13F Notice                      Check here if no holdings reported are
                                     in this report, and all holdings
                                     are reported by other reporting manager(s).
( )  13F Combination Report          Check here if a portion of the holdings for
                                     this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

                 Form 13F Summary Page

Report Summary:

Number of Other Included Managers:            none

Form 13F Information Table Entry Total:       117

Form 13F Information Table Value Total:     $200.11
                                          (thousands)

 *NOTE: Unless Otherwise Indicated

 ITEM 6: Investment Discretion:                                   SOLE
 ITEM 7: Voting Authority:                                        NONE

                   SECURITY NAME             TITLE OF CLASS               CUSIP                  MARKET VALUE            QUANITY
                   --------------            ---------------              -----                  -------------           -------
Ameren Corporation                                COM                  023608102                      $ 1.9818           50,750
AmerisourceBergen Corporation                     COM                  03073E105                      $ 0.4749            9,046
Amgen Inc.                                        COM                  031162100                      $ 1.1554           20,077
Asia Tigers Fund Inc                              COM                  04516T105                      $ 0.3011           47,425
Axcelis Technologies, Inc.                        COM                  054540109                      $ 0.2097           44,330
Bank of America Corp                              COM                  060505104                      $ 2.5840           38,660
Beckman Coulter, Inc.                             COM                  075811109                      $ 0.3913           11,500
Berkshire Hathaway - CL A                         CL A                 084670108                      $ 3.7004               58
Berkshire Hathaway - CL B                         CL B                 084670207                      $ 5.3852            2,520
Boise Cascade Corp                                COM                  097383103                      $ 2.1468           98,254
Bowater Inc                                       COM                  102183100                      $ 1.5451           41,592
Bristol-Myers Squibb Co                           COM                  110122108                      $ 4.7834          226,378
Burlington Resources Inc                          COM                  122014103                      $ 0.5995           12,565
Cablevision Systems -NY Grp A                   CL A NY                12686C109                      $ 2.8052          147,719
Calpine Corp.                                     COM                  131347106                      $ 1.1769          356,630
Canadian Pacific Railway Ltd.                     COM                  13645T100                      $ 0.4140           19,628
Capital One Financial Corp                        COM                  14040H105                      $ 0.6332           21,099
Cendant Corp                                      COM                  151313103                      $ 1.8509          145,737
Central European Equity Fund I                    COM                  153436100                      $ 0.1630           12,301
Citigroup, Inc.                                   COM                  172967101                      $ 6.9852          202,764
Clear Channel Communications,                     COM                  184502102                      $ 0.9160           27,005
Comcast Corp  -Cl A                               CL A                 20030N101                      $ 0.4099           14,338
ConocoPhilips                                     COM                  20825c104                      $ 3.2691           60,991
Constellation Energy Group                        COM                  210371100                      $ 0.2056            7,415
Cooper Tire & Rubber                              COM                  216831107                      $ 0.4807           39,400
CP Ships Ltd.                                     COM                  22409V102                      $ 0.8186           64,055
Crompton Corp                                     COM                  227116100                      $ 0.3244           80,096
Devon Energy Corp                                 COM                  25179M103                      $ 4.2499           88,136
Disney (Walt) Co.                              COM DISNEY              254687106                      $ 0.3077           18,077
Dominion Resources Inc VA                         COM                  25746U109                      $ 0.8480           15,315
Dover Corp                                        COM                  260003108                      $ 0.5850           24,155
Eastman Chemical Co.                              COM                  277432100                      $ 0.9001           31,048
Eaton Corp                                        COM                  278058102                      $ 3.2821           46,920
EnCana                                            COM                  292505104                      $ 2.9014           89,660
Exxon Mobil Corp                                  COM                  30231g102                      $ 0.2174            6,220
FMC Corp                                        COM NEW                302491303                      $ 2.4410          155,678
FMC Technologies, Inc.                            COM                  30249U101                      $ 0.8005           41,693
Fairmont Hotels & Resorts                         COM                  305204109                      $ 0.4727           21,009
Federal Natl Mtge Assoc                           COM                  313586109                      $ 0.5466            8,364
FleetBoston Financial Corp                        COM                  339030108                      $ 3.5445          148,428
Flowserve Corporation                             COM                  34354P105                      $ 1.2475          107,084
Franklin Resources Inc                            COM                  354613101                      $ 1.6949           51,502


General Electric Co                               COM                  369604103                      $ 3.1270          122,629
General Mills Inc                                 COM                  370334104                      $ 0.6666           14,635
Goldman Sachs Group Inc                           COM                  38141g104                      $ 0.7867           11,555
HCA Inc.                                          COM                  404119109                      $ 1.7226           41,650
Hartford Financial Services Gr                    COM                  416515104                      $ 0.6867           19,460
Hilton Hotels Corp                                COM                  432848109                      $ 0.2694           23,200
Home Depot Inc                                    COM                  437076102                      $ 2.3455           96,285
Honeywell Intl Inc                                COM                  438516106                      $ 3.9838          186,509
Ikon Office Solutions Inc                         COM                  451713101                      $ 0.1633           23,000
Ingersoll-Rand                                    COM                  456866102                      $ 1.3008           33,707
Int'l Business Machines Corp.                     COM                  459200101                      $ 0.9666           12,324
Janus Capital Group Inc.                          COM                  47102X105                      $ 1.4390          126,343
Johnson & Johnson                                 COM                  478160104                      $ 1.6237           28,057
Kansas City Southern                            COM NEW                485170302                      $ 0.4535           40,387
King Pharmaceuticals Inc.                         COM                  495582108                      $ 0.2366           19,835
Liberty Media Corp                             COM SER A               530718105                      $ 8.3748          860,724
Lincoln National Corp                             COM                  534187109                      $ 4.0763          145,583
Lowe's Companies                                  COM                  548661107                      $ 7.7509          189,879
MBNA Corp                                         COM                  55262L100                      $ 0.2705           17,975
Marathon Oil Corporation                          COM                  565849106                      $ 0.2188            9,130
Markel Corporation                                COM                  570535104                      $ 1.4442            6,456
Marsh & McLennan Cos                              COM                  571748102                      $ 0.8916           20,915
Masco Corp.                                       COM                  574599106                      $ 2.3576          126,615
McKesson HBOC, Inc                                COM                  58155Q103                      $ 2.6535          106,437
Merck & Co                                        COM                  589331107                      $ 0.6839           12,485
Metro Goldwyn-Mayer, Inc.                         COM                  591610100                      $ 0.2528           24,075
Millennium Chemicals Inc                          COM                  599903101                      $ 0.1536           13,150
Morg Stan Asia-Pacific FD NR                      COM                  61744U106                      $ 0.1232           17,600
Morgan Stan India Invt FD                         COM                  61745C105                      $ 0.0932           10,032
Newell Rubbermaid Co.                             COM                  651229106                      $ 0.9120           32,170
News Corp LTD ADR                               ADR NEW                652487703                      $ 0.2741           10,583
Om Group, Inc.                                    COM                  670872100                      $ 2.7227          311,170
Packaging Corp of America                         COM                  695156109                      $ 0.4665           25,900
Pactiv Corp                                       COM                  695257105                      $ 0.5481           27,000
Pepsi Bottling Group, Inc.                        COM                  713409100                      $ 2.6919          150,133
Pfizer Inc                                        COM                  717081103                      $ 4.5111          144,772
Pharmacia Corporation                             COM                  71713U102                      $ 1.0702           24,716
Pitney Bowes Inc.                                 COM                  724479100                      $ 1.1115           34,820
Premcor Inc.                                      COM                  74045q104                      $ 3.0675          119,405
Procter & Gamble                                  COM                  742718109                      $ 1.3856           15,560
Prudential Financial Inc.                         COM                  744320102                      $ 5.5235          188,839
Pulitzer Co. Inc.                                 COM                  745769109                      $ 1.6012           36,751
Roadway Corp                                      COM                  769742107                      $ 0.8631           25,748
SBC Communications Inc                            COM                  78387G103                      $ 0.3179           15,846
SPDR Trust Series I                            UNIT SER 1              78462F103                      $ 0.4064            4,796
SPX Corp                                          COM                  784635104                      $ 9.9967          292,643
St. Paul Cos                                      COM                  792860108                      $ 2.2303           70,135
Schering Plough Corp.                             COM                  806605101                      $ 1.2432           69,725
Shaw Group Inc.                                   COM                  820280105                      $ 0.1061           10,560




Smurfit-Stone Container Corp                      COM                  832727101                      $ 6.9811          524,105
Stanley Works                                     COM                  854616109                      $ 1.5848           66,062
Starwood Hotels & Resorts Worl                 PAIRED CTF              85590A203                      $ 0.6405           26,924
Terex Corporation                                 COM                  880779103                      $ 2.3830          192,796
Textron Inc                                       COM                  883203101                      $ 1.8190           66,243
3M Co.                                            COM                  88579Y101                      $ 0.2991            2,300
Travelers Property Corp- A                        CL A                 89420g109                      $ 0.1583           11,236
Travelers Property Corp- B                        CL B                 89420g406                      $ 0.3274           23,204
Tribune Co                                        COM                  896047107                      $ 1.5329           34,057
Tyco International Ltd                            COM                  902124106                      $ 2.6969          209,715
U.S. Bancorp                                    COM NEW                902973304                      $ 0.2836           14,942
USI Holdings Corp                                 COM                  90333H101                      $ 0.6646           63,900
Varian Inc.                                       COM                  922206107                      $ 0.6226           21,725
Varian Medical Systems, Inc.                      COM                  92220P105                      $ 0.8135           15,085
Viacom Inc. - Cl B                                CL B                 925524308                      $ 3.7383          102,362
Viad Corp                                         COM                  92552R109                      $ 0.6749           31,478
Wachovia Corp                                     COM                  929903102                      $ 0.4800           14,090
Washington Mutual, Inc.                           COM                  939322103                      $ 0.8057           22,843
Wells Fargo & Co.                                 COM                  949746101                      $ 0.5223           11,610
John Wiley & Sons CL A                            CL A                 968223206                      $ 0.9898           43,640
Williams Cos Inc.                                 COM                  969457100                      $ 1.8735          409,055
Wrigley (William) Jr. Co.                         COM                  982526105                      $ 0.6498           11,500
Wyeth                                             COM                  983024100                      $ 4.6052          121,767
Ace Ltd                                           ORD                  G0070K103                      $ 3.0066          103,856
PartnerRe Ltd                                     COM                  G6852T105                      $ 1.8640           37,094
Flextronics International Inc                     ORD                  Y2573F102                      $ 0.1760           20,186
                                                                                                    ----------        ---------
                                                                                                    $ 200.1106        8,829,301